Insurance (Guarantees Related to Annuity Contracts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Variable Annuity Guarantees | Guaranteed Death Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 181,413	$ 196,595
Separate account value	151,901	163,566
Net amount at risk	$ 10,339	$ 4,230
Average attained age of contractholders	66 years	65 years
Variable Annuity Guarantees | Guaranteed Annuitization Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 91,240	$ 99,000
Separate account value	87,841	95,963
Net amount at risk	$ 2,762	$ 1,770
Average attained age of contractholders	66 years	65 years
Other Annuity Guarantees | Guaranteed Annuitization Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 1,560	$ 1,040
Net amount at risk	$ 422	$ 340
Average attained age of contractholders	51 years	50 years